SEGMENT AND GEOGRAPHICAL INFORMATION - Capital Expenditures and Depreciation and Amortization by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Segment Reporting Information Capital Expenditures and Depreciation and Amortization by Segment [Line Items]
Property, plant and equipment additions	$ 738	$ 487	$ 547
Depreciation and amortization	964	1,797	1,176
Power
Schedule Of Segment Reporting Information Capital Expenditures and Depreciation and Amortization by Segment [Line Items]
Property, plant and equipment additions	319	203	202
Depreciation and amortization	494	508	686
Wind
Schedule Of Segment Reporting Information Capital Expenditures and Depreciation and Amortization by Segment [Line Items]
Property, plant and equipment additions	325	231	286
Depreciation and amortization	249	195	369
Electrification
Schedule Of Segment Reporting Information Capital Expenditures and Depreciation and Amortization by Segment [Line Items]
Property, plant and equipment additions	74	52	58
Depreciation and amortization	85	88	63
Other
Schedule Of Segment Reporting Information Capital Expenditures and Depreciation and Amortization by Segment [Line Items]
Property, plant and equipment additions	20	1	1
Depreciation and amortization	$ 136	$ 1,006	$ 58